            MUTUAL FUNDS
[LOGO]                                                     EDUCATION
             FOR PEOPLE
                                                        [BRICKS GRAPHIC]
              WHO PAY

               TAXES-Registered Trademark-



SEMIANNUAL REPORT JUNE 30, 2000



[CARS GRAPHIC]                     EATON VANCE
                                    MUNICIPAL
                                      BOND
                                      FUND


                                                   [LOGO]
                                          75 YEARS OF EXCELLENCE
                                                EATON VANCE
                                              75TH ANNIVERSARY



[BRIDGE GRAPHIC]

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

INVESTMENT UPDATE


[PHOTO]

Thomas J. Fetter
President


Investment Environment
--------------------------------------------------------------------------------
THE ECONOMY

- The U.S. expansion continued in the first half of 2000, although amid signs of moderation. Housing starts tumbled, while leading indicators signaled slower demand. Gross domestic product rose 5.5% in the second quarter of 2000, a solid performance but well below the pace of 1999.

- The Federal Reserve's interest rate hikes may finally be taking effect. In an attempt to engineer a "soft landing" for the economy, the Fed has raised its benchmark Federal Funds rate - a key short-term rate barometer - on six occasions in the past year alone, for a total of 175 basis points (1.75%).

- Sharply higher interest rates created a difficult investment climate for municipal bond funds. The funds in Lipper's General Municipal Debt Classification had an average return of 3.95% for the six months ended June 30, 2000.(1)


The Fund
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

- Hospital bonds were the Fund's largest holdings. The Fund found opportunities in lower investment-grade bonds, including a BBB-rated, 7.50% issue for Trinitas Hospital, formed by the recent merger of two Elizabeth, New Jersey hospitals.

- Management maintained an exposure to the higher education sector. The Fund's investments included issues that supported well-regarded institutions such as Boston University, Boston College, Rockefeller University and Oberlin College.

- Life care facility and nursing home issues were prominent among the Fund's non-rated holdings. In addition to financing important health care alternatives for senior citizens, the bonds provided above-average income.

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 5.32% during the six months ended June 30, 2000.(2) This return was the result of an increase in net asset value (NAV) to $8.79 per share on June 30, 2000 from $8.59 on December 31, 1999, and the reinvestment of $0.249 in dividends.(3)

- The Fund's Class B shares had a total return of 5.04% during the six months ended June 30, 2000.(2) This return was the result of an increase in NAV to $8.73 per share on June 30, 2000 from $8.52 on December 31, 1999 and the reinvestment of $0.213 in dividends.(3)

- The Fund's Class I shares had a total return of 5.39% during the six months ended June 30, 2000.(2) This return was the result of an increase in NAV to $9.60 per share on June 30, 2000 from $9.38 on December 31, 1999 and the reinvestment of $0.277 in dividends.(3)

- Based on the Fund's most recent dividends and NAVs on June 30, 2000 of $8.79 per share for Class A, $8.73 for Class B and $9.60 for Class I, the Fund's distribution rates were 5.36%, 4.87% and 5.80%, respectively.(4) The distribution rates of Class A, Class B and Class I are equivalent to taxable rates of 8.87%, 8.06% and 9.60%, respectively.(5)

- The SEC 30-day yields for Class A, B and I shares at June 30 were 5.56%, 5.10% and 5.92%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class I are equivalent to taxable yields of 9.21%, 8.44% and 9.80%, respectively.(5)

--------------------------------------------------------------------------------

(1) It is not possible to invest directly in an Index or Lipper Classification.
   (2) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge
   (CDSC) for Class B shares. There is generally no sales charge for the Class I shares. (3) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (4) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures.
   (6) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (8) Fund Overview is subject to change.

   Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 2000

Performance(7)                              Class A        Class B      Class I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                    -1.50%         -2.08%       -1.23%
Five Years                                    N.A.           N.A.        5.70
Ten Years                                     N.A.           N.A.        6.96
Life of Fund+                                0.73          -0.46         7.12

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                    -6.17%         -6.74%       -1.23%
Five Years                                    N.A.           N.A.        5.70
Ten Years                                     N.A.           N.A.        6.96
Life of Fund+                               -1.23          -1.90         7.12

+Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class I: 3/16/78

Fund Overview(8)
-------------------------------------------------------------------------------
Number of Issues                    105
Average Maturity              25.1 Yrs.
Effective Maturity            22.6 Yrs.
Average Rating                        A
Average Call                  11.6 Yrs.
Average Dollar Price             $85.97

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 1.4%
-------------------------------------------------------------------------
    $ 1,000        Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                    $  1,084,420
        990        St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                               1,070,932
-------------------------------------------------------------------------
                                                             $  2,155,352
-------------------------------------------------------------------------
Education -- 6.3%
-------------------------------------------------------------------------
    $ 1,850        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                             $  1,685,553
      2,000        Massachusetts DFA, (Boston University),
                   5.45%, 5/15/59                               1,748,740
      2,500        Massachusetts HEFA, (Boston College),
                   4.75%, 6/1/31                                2,072,775
      2,500        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37      2,091,125
        700        New York Dormitory Authority, (State
                   University Educational Facilities),
                   4.75%, 5/15/28                                 580,629
      1,750        Ohio Higher Educational Facilities,
                   (Oberlin College), Variable Rate,
                   10/1/29(1)(2)                                1,341,952
-------------------------------------------------------------------------
                                                             $  9,520,774
-------------------------------------------------------------------------
Electric Utilities -- 1.5%
-------------------------------------------------------------------------
    $   500        Connecticut Development Authority,
                   (Connecticut Light and Power), Variable
                   Rate, 9/1/28(1)(2)                        $    389,400
        500        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(1)(2)                                   389,400
      1,500        Massachusetts Municipal Wholesale
                   Electric Co., 6.75%, 7/1/11                  1,567,545
-------------------------------------------------------------------------
                                                             $  2,346,345
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.4%
-------------------------------------------------------------------------
    $14,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  3,018,540
      1,000        Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                               1,214,790
      5,500        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20          5,083,760
      2,500        San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/14          1,221,525
     10,000        San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25          2,414,300
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $ 6,000        Savannah, GA, EDA, Escrowed to Maturity,
                   0.00%, 12/1/21                            $  1,306,500
-------------------------------------------------------------------------
                                                             $ 14,259,415
-------------------------------------------------------------------------
General Obligations -- 5.2%
-------------------------------------------------------------------------
    $ 1,495        Bell Mountain Ranch, CO, (Metropolitan
                   District), 6.625%, 11/15/25               $  1,355,472
      1,250        California, Variable Rate, 12/1/23(1)(2)     1,256,662
      2,000        California, Variable Rate, 5/1/26(1)(2)      1,972,720
      2,000        Florida Board of Education,
                   4.75%, 6/1/28                                1,692,020
      2,000        Georgia, 4.25%, 8/1/18                       1,696,360
-------------------------------------------------------------------------
                                                             $  7,973,234
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 3.0%
-------------------------------------------------------------------------
    $ 2,479        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $  2,169,329
      2,083        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36                1,822,236
        590        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36                  539,489
-------------------------------------------------------------------------
                                                             $  4,531,054
-------------------------------------------------------------------------
Hospital -- 12.8%
-------------------------------------------------------------------------
    $   990        Bell County, TX, (Heritage Oaks
                   Healthcare), 6.70%, 6/1/29                $    866,587
      1,500        California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), Variable Rate, 12/1/34(1)(2)        1,511,430
      1,000        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29        856,650
      2,000        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                               1,808,200
      1,500        Forsyth County, GA, Hospital Authority
                   Revenue, (Georgia Baptist Health Care
                   System), 6.375%, 10/1/28                     1,273,695
      1,885        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                               1,867,375
      1,500        Maricopa County, AZ, IDA, (Mayo
                   Foundation), Residual Certificates,
                   5.25%, 11/15/37                              1,326,120
      3,000        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                       2,496,420
      3,000        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     3,035,460

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 2,000        Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.60%, 4/1/24                             $  1,786,280
        265        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.20%, 1/1/08(3)                                92,750
      1,030        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(3)                              360,500
      1,135        Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(1)(2)                               1,027,640
      1,500        San Benito, CA, Health Care District,
                   5.40%, 10/1/20                               1,171,110
-------------------------------------------------------------------------
                                                             $ 19,480,217
-------------------------------------------------------------------------
Housing -- 2.8%
-------------------------------------------------------------------------
    $ 1,480        Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                    $  1,362,518
        945        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          873,218
      1,340        North Little Rock, AR, Residential
                   Housing Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                1,261,007
        800        Travis County, TX, HFC, (Travis Station
                   Apartments), 6.75%, 4/1/19                     823,640
-------------------------------------------------------------------------
                                                             $  4,320,383
-------------------------------------------------------------------------
Industrial Development Revenue -- 5.3%
-------------------------------------------------------------------------
    $   620        Florence County, SC, (Stone Container
                   Co.), 7.375%, 2/1/07                      $    617,743
      1,000        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                         974,900
      1,600        Mississippi Business Finance Corp.,
                   (System Energy Resources),
                   5.90%, 5/1/22                                1,393,120
      1,750        New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                1,718,972
      2,450        Port Camas-Washougan, WA, (James River),
                   6.70%, 4/1/23                                2,441,450
      1,005        Valdez, AK, (British Petroleum),
                   Variable
                   Rate, 8/1/25(1)(2)                             944,509
-------------------------------------------------------------------------
                                                             $  8,090,694
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.2%
-------------------------------------------------------------------------
    $ 3,000        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                     $  2,516,760
        800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)       837,000
-------------------------------------------------------------------------
                                                             $  3,353,760
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 1.0%
-------------------------------------------------------------------------
    $ 1,000        Detroit, MI, School District, (FGIC),
                   4.75%, 5/1/28                             $    841,840
      2,340        Merced, CA, Union High School District,
                   (FGIC), 0.00%, 8/1/20                          729,893
-------------------------------------------------------------------------
                                                             $  1,571,733
-------------------------------------------------------------------------
Insured-Hospital -- 2.2%
-------------------------------------------------------------------------
    $ 2,250        Cuyahoga County, OH, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $  2,009,363
      1,500        Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                      1,365,660
-------------------------------------------------------------------------
                                                             $  3,375,023
-------------------------------------------------------------------------
Insured-Housing -- 1.4%
-------------------------------------------------------------------------
    $ 1,000        SCA MFMR Receipts, Burnsville, MN,
                   (FSA), 7.10%, 1/1/30                      $  1,061,040
      1,000        SCA MFMR Receipts, Springfield, MO,
                   (FSA), 7.10%, 1/1/30                         1,061,040
-------------------------------------------------------------------------
                                                             $  2,122,080
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.3%
-------------------------------------------------------------------------
    $ 2,500        San Mateo County, CA, Joint Powers
                   Financing Authority, (FSA), Variable
                   Rate, 7/15/29(1)(2)                       $  1,996,100
-------------------------------------------------------------------------
                                                             $  1,996,100
-------------------------------------------------------------------------
Insured-Transportation -- 6.1%
-------------------------------------------------------------------------
    $ 1,500        Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28          $  1,259,025
      1,500        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                                1,223,310
      1,500        Metropolitan Transportation Authority,
                   NY, Commuter Facilities Revenue,
                   (AMBAC), 5.00%, 7/1/20                       1,356,555
      1,500        New Jersey Turnpike Authority, (MBIA),
                   Variable
                   Rate, 1/1/30(2)(4)                           1,375,335
      1,500        Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                               1,268,700
      2,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              1,688,480
      1,000        Triborough Bridge and Tunnel Authority,
                   RITES, (AMBAC), Variable Rate,
                   1/1/12(1)(2)                                 1,075,230
-------------------------------------------------------------------------
                                                             $  9,246,635
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.6%
-------------------------------------------------------------------------
    $ 1,000        Fairmont, WV, Waterworks, (AMBAC),
                   4.50%, 7/1/24                             $    818,710
      1,000        Loudoun County, VA, Sanitation
                   Authority, Water and Sewer Revenue,
                   (MBIA), 4.75%, 1/1/30                          840,750
      3,000        New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31              2,511,810
      1,500        Prince William County, Service
                   Authority, (FGIC), 4.75%, 7/1/29             1,262,670
-------------------------------------------------------------------------
                                                             $  5,433,940
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
-------------------------------------------------------------------------
    $ 1,000        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17          $  1,022,090
-------------------------------------------------------------------------
                                                             $  1,022,090
-------------------------------------------------------------------------
Miscellaneous -- 1.6%
-------------------------------------------------------------------------
    $ 1,000        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $    978,210
        500        San Juan, NM, Pueblo Development
                   Authority, 7.00%, 10/15/06                     475,475
      1,000        Santa Fe, NM, (Crow Hobbs),
                   8.50%, 9/1/16                                1,044,960
-------------------------------------------------------------------------
                                                             $  2,498,645
-------------------------------------------------------------------------
Nursing Home -- 3.5%
-------------------------------------------------------------------------
    $ 1,405        Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $  1,560,941
        945        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                           947,476
        205        Covington-Allegheny County, VA, IDA,
                   (Beverly Enterprises), 9.375%, 9/1/01          208,137
      1,100        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               1,139,116
      1,230        Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               1,278,856
        680        Tarrant County, TX, Health Facilities,
                   (3927 Foundation), 10.25%, 9/1/19              238,789
-------------------------------------------------------------------------
                                                             $  5,373,315
-------------------------------------------------------------------------
Senior Living / Life Care -- 6.5%
-------------------------------------------------------------------------
    $ 1,255        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $    992,655
      1,500        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                              1,287,765
      1,000        Colorado HFA, Revenue Refunding and
                   Improvement, (Volunteers of America),
                   5.875%, 7/1/28                                 805,010
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 1,290        Grove City, PA, Area Hospital Health
                   Facilities Authority, (Grove Manor),
                   6.625%, 8/15/29                           $  1,135,071
      1,500        Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.875%, 11/15/29           1,191,615
      1,500        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                1,279,395
        550        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                  476,229
      1,500        Summit County, OH, Healthcare
                   Facilities, (Village at Saint Edward),
                   5.75%, 12/1/25                               1,195,935
      1,700        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29               1,569,814
-------------------------------------------------------------------------
                                                             $  9,933,489
-------------------------------------------------------------------------
Special Tax Revenue -- 6.8%
-------------------------------------------------------------------------
    $ 1,240        Brentwood, CA, Infrastructure Financing
                   Authority, 5.60%, 9/2/19                  $  1,126,242
      1,710        Fleming Island, FL, Plantation Community
                   Development District, 6.30%, 2/1/05          1,703,502
      1,500        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25        1,423,035
      1,985        Lincoln, CA, Public Financing Authority,
                   (Twelve Bridges), 6.20%, 9/2/25              1,909,808
      1,200        New York City, NY, Transitional Finance
                   Authority Revenue, 4.75%, 11/1/23            1,026,900
      3,500        New York LGAC, 5.00%, 4/1/21                 3,201,765
-------------------------------------------------------------------------
                                                             $ 10,391,252
-------------------------------------------------------------------------
Transportation -- 7.9%
-------------------------------------------------------------------------
    $ 1,500        Connector 2000 Association, Inc., SC
                   Bridge & Toll Road Revenue, (Southern
                   Connector), 5.25%, 1/1/23                 $  1,133,850
     10,000        Foothills, CA, (Eastern Transportation
                   Corridor Agency), 0.00%, 1/1/18              3,710,700
        758        Indiana Transportation Finance
                   Authority, 6.25%, 11/1/16                      770,113
      3,500        New Jersey Transportation Authority,
                   Variable Rate, 6/15/17(1)(2)                 3,040,170
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                         951,340
      2,500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                     2,376,350
-------------------------------------------------------------------------
                                                             $ 11,982,523
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Utilities-Electrical and Gas -- 2.3%
-------------------------------------------------------------------------
    $ 4,150        San Antonio, TX, Electric and Natural
                   Gas Revenue, 4.50%, 2/1/21                $  3,456,037
-------------------------------------------------------------------------
                                                             $  3,456,037
-------------------------------------------------------------------------
Water and Sewer -- 4.3%
-------------------------------------------------------------------------
    $ 1,500        Los Angeles, CA, Department of Water and
                   Power, Variable Rate, 2/15/30(1)(2)       $  1,553,370
      1,500        Metropolitan Water District, (Southern
                   California Waterworks), 4.75%, 7/1/22        1,311,525
      3,000        Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(2)(4)                                 2,131,320
      1,500        Sacramento County, CA, Sanitation
                   District Financing Authority Revenue,
                   5.875%, 12/1/27                              1,506,435
-------------------------------------------------------------------------
                                                             $  6,502,650
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.1%
   (identified cost $157,329,508)                            $150,936,740
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                       $  1,344,571
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $152,281,311
-------------------------------------------------------------------------

 At June 30, 2000, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                  18.5%
Others, representing less than 10% individually             80.6%

 The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2000, 18.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.1% to 6.0% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $157,329,508)        $150,936,740
Receivable for investments sold                 35,000
Receivable for Fund shares sold                 37,117
Interest receivable                          3,086,010
------------------------------------------------------
TOTAL ASSETS                              $154,094,867
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,022,665
Dividends payable                              383,567
Demand note payable                            200,000
Payable for Fund shares redeemed                96,564
Payable to affiliate for Trustees' fees          3,829
Due to bank                                     50,214
Accrued expenses                                56,717
------------------------------------------------------
TOTAL LIABILITIES                         $  1,813,556
------------------------------------------------------
NET ASSETS                                $152,281,311
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $162,796,319
Accumulated distributions in excess of
   net realized gain (computed on the
   basis of identified cost)                (4,149,249)
Accumulated undistributed net
   investment income                            27,009
Net unrealized depreciation (computed on
   the basis of identified cost)            (6,392,768)
------------------------------------------------------
TOTAL                                     $152,281,311
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 46,615,000
SHARES OUTSTANDING                           5,301,877
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.79
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $8.79)       $       9.23
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 22,607,488
SHARES OUTSTANDING                           2,589,482
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.73
------------------------------------------------------
Class I Shares
------------------------------------------------------
NET ASSETS                                $ 83,058,823
SHARES OUTSTANDING                           8,648,622
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.60
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $ 5,107,539
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 5,107,539
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   378,444
Trustees fees and expenses                     10,972
Distribution and service fees
   Class A                                     38,341
   Class B                                     99,034
Transfer and dividend disbursing agent
   fees                                        58,164
Custodian fee                                  54,494
Legal and accounting services                  29,594
Registration fees                              25,339
Printing and postage                           10,322
Interest                                       45,483
Miscellaneous                                   9,477
-----------------------------------------------------
TOTAL EXPENSES                            $   759,664
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 4,347,875
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,743,228)
   Financial futures contracts                 40,508
-----------------------------------------------------
NET REALIZED LOSS                         $(1,702,720)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 5,236,239
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 5,236,239
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,533,519
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 7,881,394
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,347,875  $       8,865,765
   Net realized loss                            (1,702,720)        (2,060,510)
   Net change in unrealized
      appreciation (depreciation)                5,236,239        (23,024,209)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      7,881,394  $     (16,218,954)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (1,338,612) $      (2,600,117)
      Class B                                     (550,251)          (891,318)
      Class I                                   (2,426,537)        (5,374,330)
   In excess of net investment income
      Class A                                       (5,466)           (43,503)
      Class B                                           --             (4,100)
      Class I                                           --            (88,693)
   In excess of net realized gains
      Class A                                           --            (91,540)
      Class B                                           --            (41,414)
      Class I                                           --           (158,431)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (4,320,866) $      (9,293,446)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      4,683,349  $      38,376,724
      Class B                                    2,686,347         19,208,003
      Class I                                    5,523,085          9,905,056
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      528,060          1,562,297
      Class B                                      304,649            574,467
      Class I                                    1,124,378          2,705,265
   Cost of shares redeemed
      Class A                                   (9,015,210)       (15,030,293)
      Class B                                   (3,662,502)        (3,906,414)
      Class I                                  (10,553,934)       (18,964,373)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (8,381,778) $      34,430,732
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (4,821,250) $       8,918,332
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2000     YEAR ENDED
NET ASSETS                                (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
At beginning of period                    $    157,102,561  $     148,184,229
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    152,281,311  $     157,102,561
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $         27,009  $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS A
                                            --------------------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2000       ------------------------
                                            (UNAUDITED)            1999       1998(1)(2)
----------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $ 8.590          $ 9.970       $10.000
----------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------
Net investment income                            $ 0.248          $ 0.505       $ 0.502
Net realized and unrealized gain (loss)            0.201           (1.357)        0.099
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $ 0.449          $(0.852)      $ 0.601
----------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------
From net investment income                       $(0.248)         $(0.504)      $(0.522)
In excess of net investment income                (0.001)          (0.008)           --
From net realized gain                                --               --        (0.061)
In excess of net realized gain                        --           (0.016)       (0.048)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.249)         $(0.528)      $(0.631)
----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $ 8.790          $ 8.590       $ 9.970
----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     5.32%           (8.85)%        6.07%
----------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                               $46,615          $49,427       $32,352
Ratios (As a percentage of average daily
   net assets):
   Expenses                                         1.00%(4)         0.71%         0.65%
   Expenses after custodian fee
      reduction                                     1.00%(4)         0.69%         0.60%
   Net investment income                            5.82%(4)         5.31%         5.07%
Portfolio Turnover                                    24%              80%           38%
----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, January 6, 1998, to December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS B
                                            --------------------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2000       ------------------------
                                            (UNAUDITED)            1999       1998(1)(2)
----------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $ 8.520          $ 9.880       $10.000
----------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------
Net investment income                            $ 0.216          $ 0.431       $ 0.416
Net realized and unrealized gain (loss)            0.205           (1.343)        0.006
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $ 0.421          $(0.912)      $ 0.422
----------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------
From net investment income                       $(0.211)         $(0.430)      $(0.433)
In excess of net investment income                    --           (0.002)           --
From net realized gain                                --               --        (0.051)
In excess of net realized gain                        --           (0.016)       (0.058)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.211)         $(0.448)      $(0.542)
----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $ 8.730          $ 8.520       $ 9.880
----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     5.04%           (9.51)%        4.03%
----------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $22,607          $22,738       $10,008
Ratios (As a percentage of average daily
   net assets):
   Expenses                                         1.72%(4)         1.47%         1.39%
   Expenses after custodian fee
      reduction                                     1.72%(4)         1.45%         1.34%
   Net investment income                            5.08%(4)         4.61%         4.33%
Portfolio Turnover                                    24%              80%           38%
----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class B shares, January 14, 1998, to December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS I
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999      1998(1)       1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.380        $10.870     $10.840     $10.070     $10.210     $ 9.260
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.280        $ 0.553     $0.574      $ 0.584     $ 0.605     $ 0.604
Net realized and unrealized
   gain (loss)                           0.218         (1.464)    0.141         0.785      (0.143)      0.962
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.498        $(0.911)    $0.715      $ 1.369     $ 0.462     $ 1.566
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.278)       $(0.554)    $(0.576 )   $(0.584)    $(0.594)    $(0.604)
In excess of net investment
   income                                   --         (0.009)       --        (0.015)     (0.008)     (0.012)
From net realized gain                      --             --     (0.109)          --          --          --
In excess of net realized gain              --         (0.016)       --            --          --          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.278)       $(0.579)    $(0.685 )   $(0.599)    $(0.602)    $(0.616)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.600        $ 9.380     $10.870     $10.840     $10.070     $10.210
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           5.39%         (8.69)%    6.75%        14.13%       4.78%      17.40%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $83,059        $84,938     $105,824    $92,375     $88,184     $96,410
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.83%(3)       0.69%     0.70%         0.81%       0.78%       0.76%
   Expenses after custodian
      fee reduction                       0.83%(3)       0.67%     0.65%         0.77%       0.74%         --
   Net investment income                  5.97%(3)       5.38%     5.25%         5.69%       6.12%       6.16%
Portfolio Turnover                          24%            80%       38%           34%         30%         58%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipal Bond Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the Trust). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Investments, if any, for which there are no such valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders. At December 31, 1999, the Fund, for federal income tax purposes had a capital loss carryover of $1,863,510 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2007. Additionally, at December 31, 1999, net capital losses of $445,201 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the Fund's next taxable year.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              539,033          4,001,503
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        60,946            167,567
    Redemptions                                     (1,054,252)        (1,656,768)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (454,273)         2,512,302
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              315,372          2,028,334
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        35,596             62,180
    Redemptions                                       (430,242)          (434,690)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (79,274)         1,655,824
    -----------------------------------------------------------------------------

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS I                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              586,114            945,281
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       119,184            264,623
    Redemptions                                     (1,116,182)        (1,882,488)
    -----------------------------------------------------------------------------
    NET DECREASE                                      (410,884)          (672,584)
    -----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2000, the fee was equivalent to 0.50% (annualized) of the Fund's average daily net assets for such period and amounted to $378,444. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,753 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

   Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The
   Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's class B daily net assets for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $83,071 for Class B shares to EVD for the six months ended June 30, 2000, representing 0.75% of the average daily net assets for Class B shares. At June 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,043,000.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2000 amounted to $38,341 and $15,963 for Class A and Class B shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gain distributions.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $73,000 of CDSC paid by Class B shareholders for the six months ended June 30, 2000.

7 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations, aggregated $36,988,039 and $48,365,166 respectively.

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2000 was $1,848,000 and the average interest rate was 6.39%. At June 30, 2000, amounts outstanding under the line of credit totaled $200,000.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $157,329,508
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,261,411
    Gross unrealized depreciation               (9,654,179)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,392,768)
    ------------------------------------------------------

10 Financial Instruments
-------------------------------------------
   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000, there were no obligations under these financial instruments outstanding.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL BOND FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President and
Portfolio Manager

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9656
Providence, RI  02904-9653
(800) 262-1122








EATON VANCE MUNICIPAL BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
279-8/00                                                                   MBSRC